Note 9 - Amounts Payable	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of short term borrowings [text block]

9.         Amounts payable

During the year ended June 30, 2019, the Company issued note payable of $250,000 payable six months after the closing date of the acquisition of 266861 Ontario Limited (Note 6) and will owe $500,000 at a later date as referenced in Note 6(v). Due to these amounts being owed at a later date the Company valued these at the present value and recorded accretion expense as follows:

$
Beginning balance at June 30, 2018	-
Fair value of promissory note payable due six months after closing date	226,391
Accretion expense for promissory note payable due six months after closing date	23,609
Cash payable on or before the Investment Date	375,657
Accretion expense for cash payable on or before the Investment Date	22,796
Total note payable	648,453
Less: amount paid	(250,000)
Amounts payable at June 30, 2019	398,453
Accretion expense for cash payable on or before the Investment Date	18,133
Loss on settlement of liability	83,414
Less: amount paid	(500,000)
Amounts payable at June 30, 2020	-